Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Schedule of Changes in Noncontrolling Interest	The loss on sale of AGP to related party was recognized in income as follows:

Other Liabilities	$(35,058)
Non-controlling interest	351,402
Accounts payable	(1)
Loss on sale of subsidiary	$(316,343)

Schedule of Redeemable Noncontrolling Interest

Net loss attributable to non-controlling interest for the three months ended December 31, 2024:

Net loss generated by AGP	$116,595
Non-controlling interest percentage	17.23%
Net loss attributable to non-controlling interest	$20,089